Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 02, 2013	Mar. 03, 2012
Assets
Non-deductible reserves	$ 182	$ 216
Tax loss carryforwards	28	30
Unrealized losses on financial instruments	2
Other tax carryforwards		30
Deferred income tax assets	212	276
Liabilities
Property, plant and equipment	(287)	(282)
Research and development	(31)	(17)
Unrealized gains on financial instruments		(12)
Deferred income tax liabilities	(318)	(311)
Net deferred income tax liability	(106)	(35)
Deferred income tax asset-current	139	197
Deferred income tax liability-long-term	(245)	(232)
Net deferred income tax liability	$ (106)	$ (35)